Acquisitions and Divestitures (Schedule of Net Operating Revenues and Losses from Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquisitions And Divestitures [Abstract]
Net operating revenues									$ 178,737	$ 196,249	$ 343,028
Loss from operations of entities sold or held for sale before income taxes									(32,259)	(18,804)	(23,300)
Impairment of hospitals sold or held for sale									(8,000)		(51,695)
Loss on sale, net											(4,301)
Loss from discontinued operations, before taxes									(40,259)	(18,804)	(79,296)
Income tax expense (benefit)									(15,084)	(6,787)	(14,055)
Loss from discontinued operations, net of taxes	$ (9,739)	$ (6,255)	$ (6,160)	$ (3,021)	$ (2,482)	$ (3,907)	$ (4,810)	$ (818)	$ (25,175)	$ (12,017)	$ (65,241)